Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 67,848	€ 76,183
Additions	1,440	3,114
Disposals	(243)	(1,029)
Impairment of assets		(376)
Depreciation for the year	(11,033)	(11,148)
Translation differences	(1,237)	1,104
Ending balance	56,775	67,848
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,405	91,216
Ending balance	94,365	94,405
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,181)	(15,033)
Ending balance	(37,214)	(26,181)
Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(376)	(376)
Buildings and Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,078	19,064
Additions		293
Disposals		(61)
Transfers		98
Depreciation for the year	(2,206)	(2,321)
Translation differences	(7)	5
Ending balance	14,865	17,078
Buildings and Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,537	23,202
Ending balance	23,530	23,537
Buildings and Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,458)	(4,137)
Ending balance	(8,664)	(6,458)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,404	3,274
Additions	2	327
Disposals		(24)
Impairment of assets		(376)
Transfers		1,267
Depreciation for the year	(848)	(1,107)
Translation differences	(9)	43
Ending balance	2,549	3,404
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,532	4,919
Ending balance	6,525	6,532
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,753)	(1,646)
Ending balance	(3,601)	(2,753)
Fixtures and fittings | Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(376)	(376)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,366	53,747
Additions	1,438	2,494
Disposals	(243)	(944)
Transfers		(1,267)
Depreciation for the year	(7,979)	(7,720)
Translation differences	(1,221)	1,056
Ending balance	39,361	47,366
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,336	62,997
Ending balance	64,310	64,336
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,970)	(9,250)
Ending balance	(24,949)	(16,970)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	98
Additions	0	0
Transfers		(98)
Depreciation for the year
Translation differences
Ending balance	0	0
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	98
Ending balance	€ 0	€ 0